INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin  53212

May 15, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Falcon Focus SCV Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 23 to its Registration Statement under Rule 485(a)(2) to create a new series, the Falcon Focus SCV Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust II